Financial Statements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Percentage of SaleBy Major Product Lines

The following table shows our percentage of sales by major product lines for the three months ended March 31, 2013 and 2012, respectively:

	Three Months Ended March 31,
Product Line	2013	2012
Carbon Steel Flat	25%	24%
Carbon Steel Plate	12	13
Carbon Steel Long	15	15
Stainless Steel Flat	16	15
Stainless Steel Plate	4	4
Stainless Steel Long	4	4
Aluminum Flat	14	15
Aluminum Plate	3	4
Aluminum Long	4	3
Other	3	3

Total	100%	100%

The following table shows the Company’s percentage of sales by major product line:

	Year Ended December 31,
Product Line	2012	2011	2010
	(Percentage of Sales)
Carbon Steel Flat	25%	27%	29%
Carbon Steel Plate	13	11	8
Carbon Steel Long	15	10	9
Stainless Steel Flat	15	18	21
Stainless Steel Plate	4	4	4
Stainless Steel Long	4	4	3
Aluminum Flat	14	15	15
Aluminum Plate	3	3	3
Aluminum Long	4	4	4
Other	3	4	4

Total	100%	100%	100%